TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
TAXES
Current income taxes	$ 15,622	$ 4,464	$ 301,320
Deferred income taxes	203,544	189,838	(46,187)
Total	$ 219,166	$ 194,302	$ 255,133